CONSOLIDATED STATEMENTS OF INCOME RUB in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 RUB RUB / shares shares	Dec. 31, 2014 RUB RUB / shares shares	Dec. 31, 2013 RUB RUB / shares shares
CONSOLIDATED STATEMENTS OF INCOME
Revenues		$ 820.4	RUB 59,792	RUB 50,767	RUB 39,502
Operating costs and expenses:
Cost of revenues	[1]	230.6	16,810	14,336	10,606
Product development	[2]	184.1	13,421	8,842	5,827
Sales, general and administrative	[3]	159.3	11,601	7,782	6,537
Depreciation and amortization		106.9	7,791	4,484	3,695
Goodwill impairment		7.9	576
Total operating costs and expenses		688.8	50,199	35,444	26,665
Income from operations		131.6	9,593	15,323	12,837
Interest income, net		23.9	1,744	856	1,717
Other income, net		31.0	2,259	6,296	2,159
Income before income taxes		186.5	13,596	22,475	16,713
Provision for income taxes		53.7	3,917	5,455	3,239
Net income		$ 132.8	RUB 9,679	RUB 17,020	RUB 13,474
Net income per Class A and Class B share:
Basic (in USD or RUB per share) | (per share)		$ 0.42	RUB 30.39	RUB 53.30	RUB 41.25
Diluted (in USD or RUB per share) | (per share)		$ 0.41	RUB 29.90	RUB 52.27	RUB 40.27
Weighted average number of Class A and Class B shares outstanding
Basic (in shares)		318,541,887	318,541,887	319,336,782	326,657,778
Diluted (in shares)		323,713,437	323,713,437	325,610,277	334,571,212

[1]	These balances exclude depreciation and amortization expenses, which are presented separately, and include share-based compensation expenses of:
[2]	These balances exclude depreciation and amortization expenses, which are presented separately, and include share-based compensation expenses of:
[3]	These balances exclude depreciation and amortization expenses, which are presented separately, and include share-based compensation expenses of: